UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: August 31, 2008

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2008

August 31, 2008

(Unaudited)

NCM CAPITAL MID-CAP GROWTH FUND

NO LOAD CLASS SHARES

INVESTOR CLASS SHARES

RETAIL CLASS SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the NCM Capital Mid-Cap Growth Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the NCM Capital Mid-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: manager risk, market risk, mid-cap securities risk, investment style risk, issuer risk, and short-term investments risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-866-515-4626. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some point or all points during the period by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2008.

For More Information on Your NCM Capital Mid-Cap Growth Fund:

See Our Web site @ www.ncmcapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-866-515-4NCM, (1-866-515-4626)

October 7, 2008

Dear Shareholder:

General Market Overview

At September 30, 2008, financial firms have experienced interesting times this year. We have witnessed the following:

•	collapse of Lehman Brothers, Washington Mutual, and IndyMac Bank
•	nationalization of Fannie Mae and Freddie Mac
•	bailout of insurance giant American International Group
•	Merrill Lynch forced into an acquisition by Bank of America
•	Wachovia forced into an acquisition
•	Goldman Sachs and Morgan Stanley converting into banks and
•	failure of multiple money market funds to maintain their share prices (“breaking the buck”)

As a result by the end of the 3rd calendar quarter, liquidity in the debt market had dried up leading to problems for any firms that needed access to capital markets. The response by the US and other countries has been massive global financial stimulus. The most recent effort to improve liquidity has been the Congressional approval of a $700 billion capital injection into the financial sector known as “TARP” (the troubled asset recovery plan).

The US economy has so far remained surprisingly resilient but growth has slowed through the first three quarters of the year. Recent economic reports show signs of further weakening with many indicating we are now in a recession.

Consumers have also had challenges with a softening economy. Real estate prices continue to fall, credit has become more difficult to obtain, and gasoline prices remain stubbornly high. Retail sales were good this summer but that was supported by rebate checks sent out during that time. More recent results have clearly shown that consumers are pulling back on spending.

As a result, we have maintained a defensive posture in both our financial sector and consumer-related holdings.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-866-515-4626. The prospectus should be read carefully before investing.

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: manager risk, market risk, mid-cap securities risk, investment style risk, and issuer risk. More information about these risks and other risks can be found in the Fund’s prospectus.

NCM Capital Advisers, Inc. is a registered investment adviser. More information about the about the adviser can be obtained by visiting www.ncmcapital.com.

Statements that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forwardlooking statements. Important factors that could result in such differences, in addition to the factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

Underwriter and Distributor:

Capital Investment Group, Inc.

116 South Franklin Street

Rocky Mount, NC 27804

Phone (800) 773-3863

Fund Expense Example (Unaudited)

Example - As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

No Load Class Shares Expense Example	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$935.60	$7.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.88

Investor Class Shares Expense Example	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$934.40	$8.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

Retail Class Shares Expense Example	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$936.70	$7.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.88

* Expenses are equal to the Fund’s expense ratio (1.55% for the No Load Class Shares, 1.70% for the Investor Class Shares, 1.55% for the Retail Class Shares) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the initial one half year period).

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCK - 97.00%				Healthcare - Products - 5.77%
					C.R. Bard, Inc.	83	$ 7,756
Aerospace / Defense - 4.59%				*	Hologic, Inc.	661	14,027
*	BE Aerospace, Inc.	418	$ 10,011	*	Thoratec Corp.	188	5,008
*	Esterline Technologies Corp.	200	11,298				26,791
			21,309	Healthcare - Services - 2.11%
Beverages - 1.45%				*	Laboratory Corp. of
	Molson Coors Brewing Company	141	6,719		America Holdings	134	9,802

Chemicals - 2.49%				Household Products / Wares - 1.11%
	CF Industries Holdings, Inc.	76	11,582		Clorox Company	87	5,142

Coal - 1.36%				Internet - 5.23%
	Massey Energy Company	96	6,332	*	Equinix, Inc.	168	13,524
				*	priceline.com, Inc.	116	10,786
Commercial Services - 2.44%							24,310
	Global Payments, Inc.	235	11,329	Iron / Steel - 1.29%
					Steel Dynamics, Inc.	241	5,984
Computers - 2.24%
*	NetApp, Inc.	409	10,421	Machinery - Diversified - 6.73%
					Flowserve Corporation	57	7,531
Diversified Financial Services - 6.80%					Joy Global, Inc.	178	12,645
	Invesco Limited	381	9,765		The Manitowoc Company, Inc.	440	11,079
*	TD Ameritrade Holding Corp.	552	11,277				31,255
*	The Nasdaq OMX Group	322	10,526	Media - 2.13%
			31,568	*	Liberty Media Corp.	356	9,893
Electric - 1.97%
	ITC Holding Corporation	163	9,130	Oil & Gas - 7.39%
				*	ATP Oil & Gas Corp.	177	4,549
Enegineering & Construction - 1.16%					Cimarex Energy Co.	119	6,609
*	McDermott International, Inc.	155	5,383		Helmerich & Payne, Inc.	202	11,538
					Murphy Oil Corporation	148	11,623
Entertainment - 2.24%							34,319
*	Bally Technologies Inc.	304	10,406	Packaging & Containers - 1.46%
				*	Owens-Illinois, Inc.	152	6,779
Gas - 2.18%
	National Fuel Gas Company	214	10,124	Pharmaceuticals - 4.97%
				*	BioMarin Pharmaceutical, Inc.	523	15,763
Hand / Machine Tools - 4.44%					Herbalife, Limited	156	7,348
	Lincoln Electric Holdings, Inc.	115	9,289				23,111
	Snap-on Incorporated	199	11,347	Pipelines - 1.65%
			20,636		Williams Companies, Inc.	248	7,661
							(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2008
		Shares	Market Value(Note 1)

COMMON STOCK - (CONTINUED)				Summary of Investments by Industry
					% of Net Assets	Market Value
Retail - 6.87%				Industry
*	Autozone, Inc.	82	$ 11,253	Aerospace / Defense	4.59%	$ 21,309
*	Gymboree Corp.	249	9,773	Beverages	1.45%	6,719
	Ross Stores, Inc.	271	10,897	Chemicals	2.49%	11,582
			31,923	Coal	1.36%	6,332
Semiconductors - 6.32%				Commercial Services	2.44%	11,329
	Altera Corp.	630	14,263	Computers	2.24%	10,421
	Linear Technology Corp.	462	15,080	Diversified Financial Services	6.80%	31,568
			29,343	Electric	1.97%	9,130
Software - 5.98%				Engineering & Construction	1.16%	5,383
*	Citrix Systems, Inc.	318	9,626	Entertainment	2.24%	10,406
*	Intuit, Inc.	326	9,803	Gas	2.18%	10,124
*	Parametric Technology Corp.	417	8,373	Hand / Machine Tools	4.44%	20,636
			27,802	Healthcare - Products	5.77%	26,791
Telecommunications - 1.74%				Healthcare - Services	2.11%	9,802
	Millicom International			Household Products / Wares	1.11%	5,142
	Cellular S.A.	102	8,096	Internet	5.23%	24,310
				Investment Company	5.28%	24,538
Transportation - 2.89%				Iron / Steel	1.29%	5,984
*	Gulfmark Offshore, Inc.	95	4,760	Machinery - Diversified	6.73%	31,255
*	Kirby Corp.	189	8,654	Media	2.13%	9,893
			13,414	Oil & Gas	7.39%	34,319
				Packaging & Containers	1.46%	6,779
Total Common Stocks (Cost $456,593)			450,564	Pharmaceuticals	4.97%	23,111
				Pipelines	1.65%	7,661
INVESTMENT COMPANY - 5.28%				Retail	6.87%	31,923
§	Evergreen Money Market Fund, 2.14%			Semiconductors	6.32%	29,343
	(Cost $24,538)	24,538	24,538	Software	5.98%	27,802
				Telecommunications	1.74%	8,096
Total Investments (Cost $481,131) - 102.28%			$ 475,102	Transportation	2.89%	13,414
Liabilities in Excess of Other Assets - (2.28)%			(10,593)	Total	102.28%	$ 475,102

Net Assets - 100.00%			$ 464,509

*	Non-income producing investment.
§	Represents 7 day effective yield at August 31, 2008.

The following acronym is used in this portfolio:
S.A. - Societe Anonyme (Luxembourg)

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2008

Assets:
Investments, at value (cost $481,131)	$475,102
Receivables:
Fund shares sold	72
Dividends	399
Prepaid expenses
Fund accounting fees	3,565
Compliance services fees	625
Registration & filing fees	27,529
Other expenses	881

Total assets	508,173

Liabilities:
Disbursements in excess of cash on demand deposit	8,537
Accrued expenses	13,039
Due to affiliates:
Advisor (note 2)	22,088

Total liabilities	43,664

Net Assets	$464,509

Net Assets Consist of:
Capital (par value and paid in surplus)	$537,536
Accumulated net investment loss	(1,571)
Accumulated net realized loss on investments	(65,427)
Net unrealized depreciation on investments	(6,029)

Total Net Assets	$464,509

No Load Class Shares Outstanding, $0.001 par value (unlimited authorized shares)	45,844
Net Assets - No Load Class Shares	$386,475
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$8.43

Investor Class Shares Outstanding, $0.001 par value (unlimited authorized shares)	2,000
Net Assets - Investor Class Shares	$16,827
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$8.41

Retail Class Shares Outstanding, $0.001 par value (unlimited authorized shares)	7,263
Net Assets - Retail Class Shares	$61,207
Net Asset Value, Redemption Price Per Share	$8.43
Maximum Offering Price Per Share (100 ÷ 95.50 of $8.43)	$8.83

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended August 31, 2008

Investment Income:
Dividends	$2,538

Total Income	2,538

Expenses:
Advisory fees (note 2)	2,245
Administration fees (note 2)	12,000
Transfer agent fees(note 2)	18,012
Fund accounting fees (note 2)	22,711
Compliance service fees(note 2)	3,906
Custody fees (note 2)	3,126
Distribution and service fees - No Load Class Shares (note 3)	557
Distribution and service fees - Investor Class Shares(note 3)	36
Distribution and service fees - Retail Class Shares(note 3)	81
Registration and filing administration fees (note 2)	11,840
Legal fees	13,761
Audit and tax preparation fees	7,563
Registration and filing expenses	25,721
Printing expenses	504
Trustee fees and meeting expenses	7,158
Securities pricing fees	1,663
Other operating expenses	5,042

Total Expenses	135,926

Expenses reimbursed by advisor(note 2)	(129,572)
Advisory fees waived (note 2)	(2,245)

Net Expenses	4,109

Net Investment Loss	(1,571)

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(46,621)
Change in unrealized depreciation on investments	12,906

Realized and Unrealized Loss on Investments	(33,715)

Net Decrease in Net Assets Resulting from Operations	$(35,286)

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statements of Changes in Net Assets

	August 31,	February 29,
For the six month period or fiscal year ended	2008 (a)	2008 (b)

Operations:
Net investment loss	$(1,571)	$(2,680)
Net realized loss from investment transactions	(46,621)	(18,806)
Change in unrealized depreciation on investments	12,906	(18,935)

Net Decrease in Net Assets Resulting from Operations	(35,286)	(40,421)

Capital Share Transactions: (note 7)
No Load Class Shares
Shares sold	60,452	423,362
Shares repurchased	(92,982)	(616)
Investor Class Shares
Shares sold	-	-
Shares repurchased	-	-
Retail Class Shares
Shares sold	-	50,000
Shares repurchased	-	-

(Decrease) Increase from Capital Share Transactions	(32,530)	472,746

Net (Decrease) Increase in Net Assets	(67,816)	432,325

Net Assets:
Beginning of period	532,325	100,000
End of period	$464,509	$532,325

Undistributed Net Investment (Loss) Income	$(1,571)	$-

(a) Unaudited.

(b) For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008.
See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Financial Highlights
	No Load Class Shares
For a share outstanding during the	August 31,		February 29,
six month period or fiscal year ended	2008 (a)		2008 (b)
Net Asset Value, Beginning of Period	$ 9.01		$ 10.00
Loss from Investment Operations
Net investment loss	(0.03)		(0.04)
Net realized and unrealized loss on securities	(0.55)		(0.95)
Total from Investment Operations	(0.58)		(0.99)

Net Asset Value, End of Period	$ 8.43		$ 9.01

Total return (e)	(6.44)%		(9.90)%

Net Assets, End of Period (in thousands)	$ 386		$ 449
Average Net Assets for the Period (in thousands)	$ 442		$ 379
Ratios of:
Gross Expenses to Average Net Assets (c)	50.76%	(d)	59.10%	(d)
Net Expenses to Average Net Assets (c)	1.55%	(d)	1.55%	(d)
Net Investment Loss to Average Net Assets	(0.59)%	(d)	(0.88)%	(d)

Portfolio turnover rate (e)	82.51%		59.98%

	Investor Class Shares
For a share outstanding during the	August 31,		February 29,
six month period or fiscal year ended	2008 (a)		2008 (b)
Net Asset Value, Beginning of Period	$ 9.00		$ 10.00
Loss from Investment Operations
Net investment loss	(0.03)		(0.07)
Net realized and unrealized loss on securities	(0.56)		(0.93)
Total from Investment Operations	(0.59)		(1.00)

Net Asset Value, End of Period	$ 8.41		$ 9.00

Total return (e)	(6.56)%		(10.00)%

Net Assets, End of Period (in thousands)	$ 17		$ 18
Average Net Assets for the Period (in thousands)	$ 18		$ 20
Ratios of:
Gross Expenses to Average Net Assets (c)	55.35%	(d)	59.25%	(d)
Net Expenses to Average Net Assets (c)	1.70%	(d)	1.70%	(d)
Net Investment Loss to Average Net Assets	(0.74)%	(d)	(1.03)%	(d)

Portfolio turnover rate (e)	82.51%		59.98%

(a) Unaudited.
(b)	For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements
	(gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Annualized.		(Continued)
(e)	Not annualized for periods less than one year.

NCM CAPITAL MID-CAP GROWTH FUND

Financial Highlights
	Retail Class Shares
For a share outstanding during the	August 31,		February 29,
six month period or fiscal year ended	2008 (a)		2008 (b)
Net Asset Value, Beginning of Period	$ 9.01		$ 10.00
Loss from Investment Operations
Net investment loss	(0.03)		(0.05)
Net realized and unrealized loss on securities	(0.55)		(0.94)
Total from Investment Operations	(0.58)		(0.99)

Net Asset Value, End of Period	$ 8.43		$ 9.01

Total return (excludes sales charges) (e)	(6.44)%		(9.90)%

Net Assets, End of Period (in thousands)	$ 61		$ 65
Average Net Assets for the Period (in thousands)	$ 64		$ 63
Ratios of:
Gross Expenses to Average Net Assets (c)	55.22%	(d)	59.10%	(d)
Net Expenses to Average Net Assets (c)	1.55%	(d)	1.55%	(d)
Net Investment Loss to Average Net Assets	(0.60)%	(d)	(0.88)%	(d)

Portfolio turnover rate (e)	82.51%		59.98%

(a) Unaudited.
(b)	For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements
	(gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements (Unaudited)____________________________________________

1.	Organization and Significant Accounting Policies

NCM Capital Mid-Cap Growth Fund (the “Fund”) is a series fund. The Fund is part of the NCM Capital Investment Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Fund commenced operations July 6, 2007. The investment objective of the Fund is long-term capital appreciation by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund has an unlimited number of authorized shares, which are divided into three classes – No Load Class Shares, Investor Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical securities
•	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments In Securities
Level 1	$450,564
Level 2	24,538
Level 3	-

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements (Unaudited)

income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of the contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Adviser

The Fund pays a monthly advisory fee to NCM Capital Advisers, Inc. (the “Adviser”) based on the Fund’s average daily net assets at the annual rate of 0.85% of the first $250 million, 0.75% on the next $500 million and 0.65% on assets over $750 million.

The Adviser currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.55% of the average daily net assets of the Fund’s No Load Class Shares and Retail Class Shares and a maximum of 1.70% of the Investor Class Shares, exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses. There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue. The Fund may, at a later date, reimburse the Adviser for the management fees waived or limited, and/or other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreement.

Period Ending	Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
02/29/08	1.55% No Load Class 1.70% Investor Class 1.55% Retail Class	$2,563	$170,935
08/31/08	1.55% No Load Class 1.70% Investor Class 1.55% Retail Class	$2,245	$129,572

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the schedule provided on the following page. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these fees is provided on the following page.

Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.

Compliance Services

The Nottingham Compliance Services, LLC, a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements (Unaudited)

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. For the six month period ended August 31, 2008, there were no sales charges retained.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the No Load Class Shares, Investor Class Shares and Retail Class Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Class or Retail Class Shares or 0.40% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Class Shares, Investor Class Shares and Retail Class Shares in the Fund or support servicing of those classes’ shareholder accounts. For the six month period ended August 31, 2008 the 12b-1 fee incurred for the No Load Class Shares, Investor Class Shares and Retail Class Shares were $557, $36 and $81, respectively.

___________________________________________________________________________________________

Administration Fees (a)			Fund Accounting Asset Based Fees
Average Net Assets Annual Rate		Fund Accounting Fees (monthly)(b)	Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Next $50 Million Next $50 Million Over $200 Million	0.175% 0.150% 0.125% 0.100% 0.075%	$3,750	All Assets	0.01%	$150 per state per class
(a)	Subject to a minimum fee of $2,000 per month.
(b)	Subject to $2,250 for the first class, $750 for each additional class.

4.	Purchases and Sales of Investment Securities

For the six month period ended August 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) are shown in the table below:

Purchases of Securities	Proceeds from Sales of Securities
$410,358	$418,486

There were no purchases or sales of long-term U.S. Government Obligations during the period.

5.	Federal Income Tax

The tax components of capital shown in Table 1 represent: (1) distribution requirements the Fund must satisfy under the income tax regulations, and (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of February 29, 2008.

Accumulated capital losses noted below represent net capital loss carryovers as of February 29, 2008 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. The Capital Loss Carry-forward for the period ended February 29, 2008 is $4,613 which will expire on February 29, 2016.

Other book to tax differences in the current year primarily consist of post-October loss deferrals.

Table 1
Undistributed		Other Book/Tax Differences
Ordinary Income	Accumulated Capital Losses		Net Tax Depreciation
$ -	($4,613)	($13,506)	($19,622)

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements (Unaudited)

As a result of the Fund’s operating net investment loss, the following reclassification, shown in Table 2, was made for the fiscal period ended February 29, 2008. This reclassification had no effect on the net assets or the net asset value of the Fund.

___________________________________________

Table 2
Increase (Decrease) in
Paid-in Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain on Investments
($2,680)	$2,680	$ -

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 2008, are shown in Table 3. There is no difference between the book and tax cost.

Table 3
Federal Tax Cost	Aggregate Gross Unrealized
	Appreciation	Depreciation
$481,131	$21,134	($27,163)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may arise from differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Certain permanent differences such as tax returns of capital and net investment losses, if any, would be classified against capital. There were no dividends or distributions of net investment income or net realized gains paid during the period.

Management has analyzed the Fund’s potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

7.	Capital Share Transactions

	No Load Class Shares		Investor Class Shares		Retail Class Shares
For the six month period or	August 31,	February 29,	August 31,	February 29,	August 31,	February 29,
fiscal year ended	2008	2008 (a)(b)	2008	2008 (a)(b)	2008	2008 (a)(b)
Transactions in Capital Shares
Shares sold	6,791	43,878	-	-	-	5,263
Reinvested distributions	-	-	-	-	-	-
Shares repurchased	(10,761)	(64)	-	-	-	-
Net Increase in Capital Shares	(3,970)	43,814	-	-	-	5,263
Shares Outstanding, Beginning of Period	49,814	6,000	2,000	2,000	7,263	2,000
Shares Outstanding, End of Period	45,844	49,814	2,000	2,000	7,263	7,263

(a) Period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008

(b) Audited.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the fund at 1-866-515-4626. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

(Continued)

NCM Capital Mid-Cap Growth Fund

is a series of the

NCM Capital Investment Trust

For Shareholder Service Inquiries:	For Investment Adviser Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	NCM Capital Advisers, Inc.
116 South Franklin Street	2634 Durham-Chapel Hill Boulevard
Post Office Drawer 4365	Suite 206
Rocky Mount, North Carolina 27803-0365	Durham, North Carolina 27707

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-866-515-4NCM, (1-866-515-4626)

World Wide Web @:	World Wide Web @:

ncfunds.com	ncmcapital.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)   Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)

/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer NCM Capital Investment Trust

Date: October 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer NCM Capital Investment Trust

Date: October 31, 2008

By: (Signature and Title)

/s/ Michael L. Lawrence Michael L. Lawrence Treasurer and Principal Financial Officer NCM Capital Investment Trust

Date: October 31, 2008